[Transamerica Financial Life Insurance Company Letterhead]

November 23, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Office of Insurance Products

100 F St N.E.

Washington, D.C. 20549-0506

Re:	Flexible Premium Variable Annuity - N
Separate Account VA YNY
Transamerica Financial Life Insurance Company (File No. 333-147041)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the supplement and the incorporated prospectus, supplements, and statement of additional information, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

Sincerely,

/s/ DARIN D. SMITH

Darin D. Smith
General Counsel

cc:	Frederick R. Bellamy, Esq.